ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Company's Principal Subsidiaries and VIE Subsidiaries
The Company’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2012:

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
GameNow.net (Hong Kong) Limited (“GameNow Hong Kong”)	January-00	Hong Kong	Subsidiary	100%	—
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)	June-00	PRC	Subsidiary	—	100%
China The9 Interactive Limited (“C9I”)	October-03	Hong Kong	Subsidiary	—	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)	February-05	PRC	Subsidiary	—	100%
9Dream Limited (“9Dream”)	July-05	Hong Kong	Subsidiary	100%	—
China The9 Interactive (Beijing) Limited (“C9I Beijing”)	March-07	PRC	Subsidiary	—	100%
Jiu Jing Era Information Technology (Beijing) Limited (“Jiu Jing”)	April-07	PRC	Subsidiary	—	100%
Jiu Tuo (Shanghai) Information Technology Limited (“Jiu Tuo”)	July-07	PRC	Subsidiary	—	100%
China Crown Technology Limited (“China Crown Technology”)	November-07	Hong Kong	Subsidiary	100%	—
Asian Way Development Limited (“Asian Way”)	November-07	Hong Kong	Subsidiary	100%	—
New Star International Development Limited (“New Star”)	January-08	Hong Kong	Subsidiary	100%	—
The9 Development Center Limited (“TDC”)	June-08	Hong Kong	Subsidiary	100%	—
TDC (Asia) Limited (“TDC Asia”)	April-09	British Virgin Islands	Subsidiary	—	100%

Name of entity	Date of incorporation	Place of incorporation	Relationship	Interest held
				Direct	Indirect
Red 5 Studios, Inc. (“Red 5”)	June-05	USA	Subsidiary	—	81% (Note 5)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)	April-10	Singapore	Subsidiary	100%	—
The9 Interactive, Inc. (“The9 Interactive”)	June-10	USA	Subsidiary	100%	—
The9 Korea Co., Ltd. (“The9 Korea”)	February-11	Korea	Subsidiary	100%	—
Red 5 Korea Co., Ltd. (“Red 5 Korea”)	Novermber-10	Korea	Subsidiary	100%	—
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)	September-00	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiucheng Advertisement Co., Ltd. (“Shanghai Jiucheng Advertisement”)	April-07	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai Huopu Cloud Computing Terminal Technology Co., Ltd. (“Huopu Cloud”)	December-10	PRC	VIE subsidiary	None (Note 4)
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-11	PRC	Wholly-owned subsidiary of Huopu Cloud	None
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-11	PRC	VIE subsidiary	None (Note 4)
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-12	PRC	Wholly-owned subsidiary of Shanghai IT	None
Shanghai The9 Education Software Technology Co., Ltd. (“The9 Education”)	May-12	PRC	Wholly-owned subsidiary of Shanghai IT	None